Columbia Small Cap Value Fund II
Third Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund II, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 2.4%
Media 1.4%
Integral Ad Science Holding Corp.(a)	719,728	8,046,559
Magnite, Inc.(a)	400,640	6,726,746
Total		14,773,305
Wireless Telecommunication Services 1.0%
Telephone and Data Systems, Inc.	311,470	10,646,044
Total Communication Services		25,419,349
Consumer Discretionary 12.1%
Diversified Consumer Services 2.7%
Kindercare Learning Cos, Inc.(a)	374,749	8,915,279
Laureate Education, Inc., Class A(a)	665,380	12,642,220
Perdoceo Education Corp.	235,160	6,455,142
Total		28,012,641
Hotels, Restaurants & Leisure 1.1%
International Game Technology PLC	598,674	11,512,501
Household Durables 2.6%
Cavco Industries, Inc.(a)	30,020	15,445,290
Taylor Morrison Home Corp., Class A(a)	163,103	12,048,419
Total		27,493,709
Specialty Retail 4.6%
American Eagle Outfitters, Inc.	460,051	8,851,381
Group 1 Automotive, Inc.	39,322	16,743,308
Signet Jewelers Ltd.	141,466	14,174,893
Victoria’s Secret & Co.(a)	198,360	7,704,302
Total		47,473,884
Textiles, Apparel & Luxury Goods 1.1%
Kontoor Brands, Inc.	123,165	11,304,084
Total Consumer Discretionary		125,796,819
Consumer Staples 3.4%
Consumer Staples Distribution & Retail 0.8%
PriceSmart, Inc.	93,760	8,414,023
Food Products 1.7%
Cal-Maine Foods, Inc.	122,820	11,988,460
Dole PLC	371,610	5,600,163
Total		17,588,623
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.9%
Edgewell Personal Care Co.	255,490	9,345,824
Total Consumer Staples		35,348,470
Energy 5.7%
Oil, Gas & Consumable Fuels 5.7%
Civitas Resources, Inc.	150,610	7,813,647
CNX Resources Corp.(a)	353,590	14,327,467
Gulfport Energy Corp.(a)	73,090	12,849,222
Murphy Oil Corp.	407,000	13,215,290
SM Energy Co.	259,929	11,746,191
Total		59,951,817
Total Energy		59,951,817
Financials 22.4%
Banks 12.3%
Bank of NT Butterfield & Son Ltd. (The)	236,500	8,970,445
BankUnited, Inc.	319,028	13,421,508
BOK Financial Corp.	59,720	7,098,916
Columbia Banking System, Inc.	432,870	13,423,299
FNB Corp.	535,260	9,179,709
Fulton Financial Corp.	819,953	17,694,586
Hancock Whitney Corp.	303,413	18,016,664
Popular, Inc.	106,101	10,542,195
WaFd, Inc.	312,361	11,426,165
Westamerica BanCorp	90,655	5,188,186
Zions Bancorp	230,257	13,935,154
Total		128,896,827
Capital Markets 3.1%
Lazard, Inc.	296,317	17,207,128
StoneX Group, Inc.(a)	147,553	15,310,100
Total		32,517,228
Consumer Finance 0.7%
FirstCash Holdings, Inc.	69,040	7,515,694

Columbia Small Cap Value Fund II  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 5.2%
Essent Group Ltd.	255,370	14,755,279
Payoneer Global, Inc.(a)	980,000	10,691,800
PennyMac Financial Services, Inc.	99,770	10,688,360
Radian Group, Inc.	502,121	17,970,910
Total		54,106,349
Insurance 1.1%
Assured Guaranty Ltd.	121,430	11,326,990
Total Financials		234,363,088
Health Care 6.7%
Biotechnology 2.2%
Apellis Pharmaceuticals, Inc.(a)	250,503	8,499,567
BioCryst Pharmaceuticals, Inc.(a)	430,999	3,232,493
BridgeBio Pharma, Inc.(a)	260,580	7,059,112
SpringWorks Therapeutics, Inc.(a)	102,328	4,244,565
Total		23,035,737
Health Care Equipment & Supplies 2.0%
Envista Holdings Corp.(a)	321,020	7,155,536
LivaNova PLC(a)	265,673	13,947,832
Total		21,103,368
Health Care Providers & Services 0.7%
Addus HomeCare Corp.(a)	56,210	6,904,836
Health Care Technology 0.4%
GoodRx Holdings, Inc., Class A(a)	879,911	4,258,769
Pharmaceuticals 1.4%
Amneal Pharmaceuticals, Inc.(a)	1,132,730	9,367,677
Intra-Cellular Therapies, Inc.(a)	64,390	5,515,004
Total		14,882,681
Total Health Care		70,185,391
Industrials 17.8%
Aerospace & Defense 1.2%
Moog, Inc., Class A	54,881	12,143,519
Building Products 2.3%
AZZ, Inc.	103,765	9,664,672
UFP Industries, Inc.	105,630	14,355,117
Total		24,019,789
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.1%
Brink’s Co. (The)	94,010	9,091,707
HNI Corp.	216,833	12,283,590
Total		21,375,297
Construction & Engineering 1.2%
Fluor Corp.(a)	216,508	12,152,594
Ground Transportation 1.5%
ArcBest Corp.	83,996	9,683,059
Ryder System, Inc.	38,013	6,418,115
Total		16,101,174
Machinery 2.9%
Greenbrier Companies, Inc. (The)	133,190	9,056,920
Hillman Solutions Corp.(a)	654,754	7,464,196
Mueller Industries, Inc.	83,977	6,782,822
SPX Technologies, Inc.(a)	40,510	7,147,584
Total		30,451,522
Marine Transportation 2.5%
Kirby Corp.(a)	96,712	12,235,035
Matson, Inc.	93,354	14,299,966
Total		26,535,001
Professional Services 1.1%
Korn/Ferry International	146,050	11,441,557
Trading Companies & Distributors 3.0%
Beacon Roofing Supply, Inc.(a)	122,023	13,791,039
Herc Holdings Inc	56,710	13,156,720
MRC Global, Inc.(a)	346,680	4,843,120
Total		31,790,879
Total Industrials		186,011,332
Information Technology 9.4%
Communications Equipment 0.9%
Lumentum Holdings, Inc.(a)	104,228	9,064,709
Electronic Equipment, Instruments & Components 3.2%
Crane NXT Co.	194,874	12,214,702
Knowles Corp.(a)	404,141	7,864,584
Scansource, Inc.(a)	89,926	4,533,170
Vontier Corp.	232,324	9,121,040
Total		33,733,496
Columbia Small Cap Value Fund II  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.9%
ASGN, Inc.(a)	110,400	10,107,120
Kyndryl Holdings, Inc.(a)	284,741	9,883,360
Total		19,990,480
Software 3.4%
Blackbaud, Inc.(a)	98,142	8,238,039
Clear Secure, Inc., Class A	247,663	6,409,518
N-Able, Inc.(a)	720,006	7,516,863
Progress Software Corp.	196,772	13,461,173
Total		35,625,593
Total Information Technology		98,414,278
Materials 5.0%
Chemicals 3.5%
Avient Corp.	242,938	12,450,572
Cabot Corp.	95,047	10,419,052
Minerals Technologies, Inc.	168,500	13,744,545
Total		36,614,169
Metals & Mining 1.5%
Commercial Metals Co.	218,510	13,479,882
Ferroglobe PLC	469,480	2,046,933
Total		15,526,815
Total Materials		52,140,984
Real Estate 9.0%
Diversified REITs 0.8%
American Assets Trust, Inc.	283,447	8,061,233
Hotel & Resort REITs 0.8%
Xenia Hotels & Resorts, Inc.	554,460	8,527,595
Office REITs 1.4%
Cousins Properties, Inc.	307,501	9,760,082
Piedmont Office Realty Trust, Inc.	516,330	4,915,461
Total		14,675,543
Real Estate Management & Development 1.7%
Cushman & Wakefield PLC(a)	1,143,749	17,499,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 4.3%
Kite Realty Group Trust	496,986	13,701,904
Macerich Co. (The)	680,102	14,424,963
Tanger, Inc.	460,605	17,028,567
Total		45,155,434
Total Real Estate		93,919,165
Utilities 5.3%
Electric Utilities 2.6%
Portland General Electric Co.	248,716	11,918,471
TXNM Energy, Inc.	314,141	15,408,616
Total		27,327,087
Gas Utilities 2.7%
New Jersey Resources Corp.	224,319	11,570,374
Spire, Inc.	217,168	15,894,526
Total		27,464,900
Total Utilities		54,791,987
Total Common Stocks (Cost $777,229,701)		1,036,342,680

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares Russell 2000 Value ETF	17,550	3,164,791
Total Exchange-Traded Equity Funds (Cost $3,003,738)		3,164,791

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 4.802%(b),(c)	9,971,274	9,969,280
Total Money Market Funds (Cost $9,969,270)		9,969,280
Total Investments in Securities (Cost: $790,202,709)		1,049,476,751
Other Assets & Liabilities, Net		(5,322,542)
Net Assets		1,044,154,209

Columbia Small Cap Value Fund II  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund II, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	940,253	245,578,967	(236,549,943)	3	9,969,280	2,719	176,540	9,971,274
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund II  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT230_02_R01_(01/25)